Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Effective Income Tax Rate Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax at federal statutory rate	$ 2,211,861	$ 2,320,730
Domestic permanent differences	8,666	(104,501)
State tax	61,280	(25,272)
Foreign rate differential	(541,273)	(626,867)
Foreign permanent differences	7,395	(75,612)
ASC 740-10 uncertain tax position	582,672	1,508,213
Tax exemption	(1,397,866)	(1,504,950)
Other	138,919	(31,230)
Total	$ 1,071,654	$ 1,460,511